Document and Entity Information	12 Months Ended
Aug. 31, 2012
Document Information [Line Items]
Entity Registrant Name	CHS Inc.
Entity Central Index Key	0000823277
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Aug. 31, 2012
Amendment Flag	false